LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES	LEASES
COMPANY AS LESSEE
The Company is party to a non-cancellable operating lease agreement for office space, which expires in 2033. The Company’s operating lease for this office space includes fixed rent payments and variable lease payments, which are primarily related to common area maintenance and utility charges. The Company elected not to separate lease and non-lease components, and as such, all amounts paid under the lease are classified as either fixed or variable lease payments. The Company has determined that no renewal clauses are reasonably certain of being exercised and therefore has not included any renewal periods within the lease term for this lease.
As of December 31, 2024, and 2023, the Company held operating lease right-of-use (ROU) assets of $3.1 million and $3.3 million, respectively; current lease liabilities of $0.4 million and $0.4 million, respectively; and non-current lease liabilities of $3.9 million and $4.3 million, respectively. In measuring operating lease liabilities, the Company used a weighted average discount rate of 4.4% as of December 31, 2024. This rate was determined based on the Company's incremental borrowing rate, reflecting the interest rate the Company would have to pay to borrow on a collateralized basis over a similar term and in a similar economic environment. The weighted average remaining lease term as of December 31, 2024, was 8.17 years.
Components of Lease Cost
For the years ended December 31, 2024, and 2023, the Company’s total operating lease cost was comprised of the following:

	Year Ended December 31,
(in thousands)	2024	2023

Operating lease cost	$477	$481
Variable lease cost	50	52
Total lease cost	$527	$533

Maturity of Lease Liabilities
As of December 31, 2024, maturities of the Company's operating lease liabilities, which do not include short-term leases and variable lease payments, are as follows:

(in thousands)

2025	$571
2026	585
2027	600
2028	615
2029	630
Thereafter	2,101
Total Lease Payments	5,102
Less: imputed interest	(819)
Present value of total lease liabilities	$4,283
COMPANY AS LESSOR
The Company sublets a portion of its office space to a related party and accounts for the arrangement as an operating lease. Related-party sublease rental income is recognized on a straight-line basis and is included in Interest and other income in the accompanying consolidated statements of operations. For the year ended December 31, 2024, operating lease income from the Company’s sublet was immaterial. As of December 31, 2024, total remaining future minimum lease payments receivable on the Company’s operating lease was $0.2 million.